Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 07, 2018
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Mar. 07, 2018
Document Effective Date	Mar. 07, 2018
Prospectus Date	Mar. 07, 2018
AllianzGI Core Bond Fund | Class R6
Prospectus:
Trading Symbol	AOBSX
AllianzGI Core Bond Fund | Institutional Class
Prospectus:
Trading Symbol	AOBIX
AllianzGI Core Bond Fund | Class P
Prospectus:
Trading Symbol	AOBPX
AllianzGI Core Plus Bond Fund | Class R6
Prospectus:
Trading Symbol	ACOSX
AllianzGI Core Plus Bond Fund | Institutional Class
Prospectus:
Trading Symbol	ACKIX
AllianzGI Core Plus Bond Fund | Class P
Prospectus:
Trading Symbol	ACKPX
AllianzGI Preferred Securities and Income Fund | Class R6
Prospectus:
Trading Symbol	ARISX
AllianzGI Preferred Securities and Income Fund | Institutional Class
Prospectus:
Trading Symbol	APEIX
AllianzGI Preferred Securities and Income Fund | Class P
Prospectus:
Trading Symbol	APUPX